Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Schedule of Property and equipment, net

	December 31,	December 31,
	2021	2022
	US$	US$
Corporate aircraft	40,361,413	36,948,606
Vehicles	4,795,223	4,235,388
Furniture and fixtures	10,879,140	8,958,370
Office buildings	19,343,707	17,708,077
Total	75,379,483	67,850,441
Accumulated depreciation	(39,853,550)	(39,019,330)
Property and equipment, net	35,525,933	28,831,111